Exploration and Evaluation Assets, Net - Schedule of Exploration and Evaluation Assets, Net (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Exploration and Evaluation Assets, Net [Abstract]
Opening Balance – Cost	$ 1,680
Additions	338
Transfers to property, plant & equipment	(439)
Ending Balance – Cost	1,579	$ 1,680
Opening Balance – Accumulated Impairment	626	626
Ending Balance – Accumulated Impairment	626	626
Carrying value	$ 953	$ 1,054